Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	84,088	84,088	410,260	1,689,709
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	¥ 4,681,073	$ 734,562	¥ 5,906,957	¥ 4,016,832
Interest expenses from convertible senior notes | ¥				9,062
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥	¥ 4,681,073		¥ 5,906,957	¥ 4,025,894
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	136,175,112	136,175,112	135,077,790	133,524,129
Dilutive employee share options and non-vested ordinary shares	2,569,910	2,569,910	2,958,220	1,289,127
Dilutive convertible senior notes				1,268,159
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	138,745,022	138,745,022	138,036,010	136,081,415
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 34.38	$ 5.39	¥ 43.73	¥ 30.08
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 33.74	$ 5.29	¥ 42.79	¥ 29.58